Fair Value of Financial Instruments (Details 3)	1 Months Ended				12 Months Ended
	Dec. 31, 2012 Interest rate swaps USD ($)	Mar. 31, 2011 Interest rate swaps USD ($) contract	Dec. 31, 2010 Interest rate swaps USD ($) contract	Dec. 31, 2013 Interest rate swaps Scenario, forecast USD ($)	Sep. 30, 2013 Cross currency swaps USD ($)	Sep. 30, 2013 Cross currency swaps GBP (£)	Sep. 30, 2012 Cross currency swaps USD ($)	Dec. 31, 2010 Cross currency swaps contract
Derivative information
Number of derivative contracts entered into by the entity		3	3					3
Payment on termination of derivative contract			$ 1,525,000
Notional amount of each derivative contract	266,666,000	333,333,000		166,666,000	300,000,000	194,200,000
Notional amount of derivative contracts		1,000,000,000
Fixed interest rate (as a percent)		1.92%
Derivative term		4 years
Forward rate (as a percent)					1.56	1.56
Hedge ineffectiveness resulted in (income) expense					$ (1,611,000)		$ 3,358,000